Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended
	Dec. 18, 2023	Nov. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024
C000246579 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,401	$ 11,472	$ 11,174	$ 10,680	$ 10,970	$ 9,957
Bloomberg US Aggregate Equity Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	12,848	12,146	11,653	11,101	11,089	10,191
Bloomberg US 2500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,377	$ 11,372	$ 11,210	$ 10,601	$ 10,910	$ 9,922